PineBridge Mutual Funds
399 Park Avenue, 4th Floor
New York, NY 10022

December 29, 2011

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	PineBridge Mutual Funds (the “Trust”)
File Nos.: 333-14943 and 811-7881

Dear Sir or Madam:

Attached for filing, on behalf of the Trust, is Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 33 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).

Please direct any inquiries regarding this filing to me at (646) 857-8672.  Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Eric Metallo

Eric Metallo, Esq.

Enclosures